Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
	2017	2016
Earnings attributable to common shareholders	1,395	3,098
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	1,393	3,096
Less: Loss (earnings) from discontinued operations, net of tax	3	(2,093)
Earnings used in earnings per share from continuing operations	1,396	1,003

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2017	2016
Weighted-average number of common shares outstanding	718,068,567	746,688,830
Weighted-average number of vested DSUs	701,138	639,653
Basic	718,769,705	747,328,483
Effect of stock options and TRSUs	1,423,800	1,633,011
Diluted	720,193,505	748,961,494